Derivative instruments - Schedule of Derivative Instruments, Fair Value (Details) - Cash Flow hedge - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Assets	$ 121,031	$ 122,603
Liabilities	(22,977)	(20,525)
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Assets	108,046	111,983
Liabilities	(2,949)	(7,458)
Derivatives designated as hedging instruments | Forward contracts | Other receivables
Derivatives, Fair Value [Line Items]
Assets	660	0
Derivatives designated as hedging instruments | Forward contracts | Accrued payroll and other liabilities
Derivatives, Fair Value [Line Items]
Liabilities	(51)	(1,264)
Derivatives designated as hedging instruments | Cross-currency interest rate swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	107,386	86,534
Liabilities	(2,898)	(6,194)
Derivatives designated as hedging instruments | Call spread | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	0	21,858
Liabilities	0	0
Derivatives designated as hedging instruments | Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	0	3,591
Liabilities	0	0
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Assets	12,985	10,620
Liabilities	(20,028)	(13,067)
Derivatives not designated as hedging instruments | Call spread | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	4,791	3,798
Liabilities	0	0
Derivatives not designated as hedging instruments | Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	0	202
Liabilities	(7,555)	(5,017)
Derivatives not designated as hedging instruments | Call Spread + Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	8,194	6,620
Liabilities	$ (12,473)	$ (8,050)